Note 4 - Securities (Detail) - Unrealized Gains and Losses in Investments (USD $)	Dec. 31, 2012	Dec. 31, 2011
Securities Available for Sale:
Amortized Cost	$ 348,190,000	$ 337,779,000
Unrealized Gains	5,658,000	4,555,000
Unrealized Losses	(170,000)	(150,000)
Carrying Value	353,678,000	342,184,000
US Government Agencies Debt Securities [Member]
Securities Available for Sale:
Amortized Cost	105,629,000	132,534,000
Unrealized Gains	1,271,000	1,325,000
Unrealized Losses	(15,000)	(25,000)
Carrying Value	106,885,000	133,834,000
US States and Political Subdivisions Debt Securities [Member]
Securities Available for Sale:
Amortized Cost	116,123,000	76,574,000
Unrealized Gains	1,786,000	1,238,000
Unrealized Losses	(95,000)	(23,000)
Carrying Value	117,814,000	77,789,000
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Securities Available for Sale:
Amortized Cost	64,550,000	70,059,000
Unrealized Gains	1,729,000	1,080,000
Unrealized Losses	(2,000)	(87,000)
Carrying Value	66,277,000	71,052,000
Collateralized Mortgage Obligations [Member]
Securities Available for Sale:
Amortized Cost	60,278,000	57,006,000
Unrealized Gains	810,000	854,000
Unrealized Losses	(58,000)	(15,000)
Carrying Value	61,030,000	57,845,000
Equity Securities, Other [Member]
Securities Available for Sale:
Amortized Cost	1,610,000	1,606,000
Unrealized Gains	62,000	58,000
Unrealized Losses	0	0
Carrying Value	$ 1,672,000	$ 1,664,000